Condensed Consolidated Statements of Cash Flows (Parenthetical)		1 Months Ended		6 Months Ended	12 Months Ended
		May 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Capital raise		$ 8,000,000.0
Conversion of loans		$ 1,900,000
Lease expiration date					Jul. 01, 2027
Right-of-use assets	[1]				$ 482,619
Lease liabilities					482,619
Lease deposit paid by immediate holding company				34,579	34,579
Additional deposit payment			$ 852
Rental deposit			35,431	35,431	35,431
Increase (decrease) in quarterly rent			34,905
Lease modification adjustment			$ 25,837		$ (25,837)
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		4,170,520
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Capital raise		$ 8,000,000.0
Capital raise settled by cash advances		6,100,000
Conversion of loans		$ 1,900,000
Rhino Ventures Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		5,086
Issued after Recapitalization | shares		4,170,520
Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		10,172
Issued after Recapitalization | shares		4,170,520
HBM IV, Inc, [member] | Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		151

[1]	In June 2023, the Group entered into a lease agreement in Monaco which expires in January 2027. The lease has an annual break clause.